Stroock & Stroock & Lavan LLP 180 Maiden Lane New York, New York 10038-4982

July 2, 2008	Nicole M. Runyan Direct Dial 212.806.6443 Direct Fax 212.806.7143 nrunyan@stroock.com

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Attention: John Grzeskiewicz

Re:	Dreyfus Premier Stock Funds (File No.: 811-21236)

Ladies and Gentlemen:

On behalf of Dreyfus Premier Stock Funds (the “Registrant”), transmitted herewith is the Registrant’s registration statement on Form N-14 (the “Registration Statement”). The Registration Statement contains a Prospectus/Proxy Statement (the “Prospectus/Proxy”), which reflects a proposal to the shareholders of Dreyfus Premier Future Leaders Fund (“Leaders Fund”), a series of Advantage Funds, Inc., to transfer Leaders Fund’s assets, subject to its liabilities, to Dreyfus Premier Small Cap Equity Fund, a series of the Registrant (“Small Cap Equity Fund”) in exchange for shares of Small Cap Equity Fund. Class A, Class B, Class C, Class I and Class T shareholders of Leaders Fund will receive Class A, Class B, Class C, Class I and Class T shares, respectively, of Small Cap Equity Fund. The Registrant and Advantage Funds, Inc. are both open-end investment companies advised by The Dreyfus Corporation.

Upon consummation of the reorganization, Small Cap Equity Fund shares received by Leaders Fund will be distributed to Class A, B, C, I and T shareholders of Leaders Fund so that each shareholder would receive a pro rata distribution of Class A, B, C, I and T shares, respectively, of Small Cap Equity Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Leaders Fund shares as of the date of the reorganization.

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended. The Registrant will file a Post-Effective Amendment that will include a copy of the final tax opinion.

The Special Meeting of Shareholders of Income Fund is currently planned for October 15, 2008. Leaders Fund intends to mail its Prospectus/Proxy to shareholders in August 2008.

Please telephone the undersigned at 212.806.6443, or David Stephens of this office at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Nicole M. Runyan

Nicole M. Runyan

cc:	David Stephens